Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	$ 20,894

International Equity Funds - 28.9%
Transamerica Emerging Markets Equity (C)	6,269,551	64,388,288
Transamerica Emerging Markets Opportunities (B) (C)	8,249,085	80,263,599
Transamerica Global Real Estate Securities (C)	631,654	7,895,670
Transamerica International Equity (C)	10,217,811	165,630,714
Transamerica International Growth (C)	16,392,223	128,678,948
Transamerica International Small Cap Value (C)	3,609,260	42,264,436
Transamerica International Stock (C)	3,589,134	32,122,752

		521,244,407

International Fixed Income Funds - 3.2%
Transamerica Emerging Markets Debt (C)	3,757,432	39,716,059
Transamerica Inflation Opportunities (C)	1,656,815	18,092,414

		57,808,473

U.S. Alternative Fund - 1.5%
Transamerica Event Driven (C)	2,397,403	26,826,941

U.S. Equity Funds - 41.3%
Transamerica Capital Growth (C)	7,861,963	154,173,095
Transamerica Dividend Focused (C)	23,435,289	164,281,378
Transamerica Large Cap Value (C)	14,692,160	135,020,950
Transamerica Mid Cap Growth (C)	1,817,548	21,919,625

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value (C)	4,427,419	$ 46,000,884
Transamerica Mid Cap Value Opportunities (C)	2,049,246	20,205,570
Transamerica Small Cap Growth (C)	2,345,485	16,887,495
Transamerica Small Cap Value (C)	2,399,014	18,760,291
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	4,660	3,270
Transamerica US Growth (C)	6,403,123	167,889,889

		745,142,447

U.S. Fixed Income Funds - 22.1%
Transamerica Bond (C)	2,115,944	20,566,980
Transamerica Core Bond (C)	9,451,907	101,702,522
Transamerica Intermediate Bond (C)	6,717,689	74,096,107
Transamerica Short-Term Bond (C)	4,819,964	48,778,033
Transamerica Total Return (C)	13,784,640	152,595,966

		397,739,608

U.S. Mixed Allocation Fund - 3.1%
Transamerica MLP & Energy Income (C)	11,238,541	55,518,394

Total Investment Companies (Cost $1,646,455,646)		1,804,301,164

Total Investments (Cost $1,646,455,646)		1,804,301,164
Net Other Assets (Liabilities) - (0.1)%		(1,324,208)

Net Assets - 100.0%		$ 1,802,976,956

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,804,277,000	$—	$—	$1,804,277,000

Total	$1,804,277,000	$—	$—	$1,804,277,000

Investment Companies Measured at Net Asset Value (E)				24,164

Total Investments				$1,804,301,164

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2020	Shares as of July 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$25,655,159	$526,556	$(6,008,433)	$(160,964)	$554,662	$20,566,980	2,115,944	$526,556	$—
Transamerica Capital Growth	117,764,031	29,377,495	(57,652,923)	4,244,556	60,439,936	154,173,095	7,861,963	—	23,442,222
Transamerica Core Bond	113,386,370	15,611,010	(31,948,889)	(366,963)	5,020,994	101,702,522	9,451,907	2,325,935	—
Transamerica Dividend Focused	159,685,468	67,154,856	(20,536,414)	(3,699,601)	(38,322,931)	164,281,378	23,435,289	3,796,358	16,667,417
Transamerica Emerging Markets Debt	51,033,679	1,324,031	(11,683,400)	(1,199,892)	241,641	39,716,059	3,757,432	1,324,031	—
Transamerica Emerging Markets Equity	160,730,091	5,991,312	(106,601,654)	(6,198,306)	10,466,845	64,388,288	6,269,551	4,335,522	—
Transamerica Emerging Markets Opportunities	—	81,500,672	(187,037)	(8,770)	(1,041,266)	80,263,599	8,249,085	—	—
Transamerica Event Driven	28,769,345	119,875	(3,918,154)	114,748	1,741,127	26,826,941	2,397,403	119,875	—
Transamerica Floating Rate	14,111,112	55,665	(14,153,325)	(498,756)	485,304	—	—	75,266	—
Transamerica Global Allocation Liquidating Trust	22,100	—	—	—	(1,206)	20,894	5,843	—	—
Transamerica Global Multifactor Macro	19,192,399	429,850	(19,712,441)	(1,120,573)	1,210,765	—	—	429,850	—
Transamerica Global Real Estate Securities	9,804,741	1,052,314	(1,216,755)	28,586	(1,773,216)	7,895,670	631,654	359,132	319,104
Transamerica Inflation Opportunities	22,342,031	147,154	(5,273,047)	36,827	839,449	18,092,414	1,656,815	147,154	—
Transamerica Intermediate Bond	81,728,503	11,031,648	(22,071,687)	134,450	3,273,193	74,096,107	6,717,689	1,380,450	—
Transamerica International Equity	199,627,462	9,677,572	(25,746,263)	(3,987,873)	(13,940,184)	165,630,714	10,217,811	5,675,647	—
Transamerica International Growth	133,235,709	5,415,236	(15,676,273)	(2,550,430)	8,254,706	128,678,948	16,392,223	2,594,747	—
Transamerica International Small Cap Value	49,619,775	2,176,600	(6,217,503)	(403,024)	(2,911,412)	42,264,436	3,609,260	1,152,628	—
Transamerica International Stock	27,940,485	6,373,708	(42,804)	(4,128)	(2,144,509)	32,122,752	3,589,134	41,393	—
Transamerica Large Cap Value	119,014,906	50,043,918	(16,175,830)	(2,217,100)	(15,644,944)	135,020,950	14,692,160	1,816,242	3,212,298
Transamerica Managed Futures Strategy	42,353,881	1,591,310	(42,502,134)	(13,145,631)	11,702,574	—	—	1,591,310	—
Transamerica Mid Cap Growth	1,105,211	17,174,839	(27,916)	3,040	3,664,451	21,919,625	1,817,548	—	19,018
Transamerica Mid Cap Value	57,773,061	7,317,020	(7,515,180)	(517,732)	(11,056,285)	46,000,884	4,427,419	672,437	4,532,040
Transamerica Mid Cap Value Opportunities	25,426,981	1,913,424	(3,339,770)	(83,300)	(3,711,765)	20,205,570	2,049,246	283,216	718,706
Transamerica MLP & Energy Income	77,702,101	5,462,137	(13,988,916)	(2,831,476)	(10,825,452)	55,518,394	11,238,541	3,053,214	—
Transamerica Short-Term Bond	46,206,103	15,151,254	(12,266,032)	(391,475)	78,183	48,778,033	4,819,964	978,327	—
Transamerica Small Cap Core	7,569,037	336,584	(6,876,050)	(1,153,323)	123,752	—	—	79,797	—
Transamerica Small Cap Growth	8,405,079	7,754,187	(1,170,313)	(36,239)	1,934,781	16,887,495	2,345,485	—	547,670
Transamerica Small Cap Value	14,986,604	7,964,439	(1,975,878)	(290,928)	(1,923,946)	18,760,291	2,399,014	311,276	310,540
Transamerica Small Company Growth Liquidating Trust	2,899	—	—	—	371	3,270	4,660	—	—
Transamerica Total Return	165,820,908	23,720,916	(43,059,083)	581,779	5,531,446	152,595,966	13,784,640	4,143,147	—
Transamerica US Growth	181,132,502	22,706,121	(64,661,866)	8,557,825	20,155,307	167,889,889	6,403,123	612,341	13,684,975

Total	$1,962,147,733	$399,101,703	$(562,205,970)	$(27,164,673)	$32,422,371	$1,804,301,164	170,340,803	$37,825,851	$63,453,990

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$20,894	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	3,270	0.0	(A)

Total			$106,718	$24,164	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4